Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	£ 2,048
Balance at the end	1,018	£ 2,048
IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	2,048
Balance at the end	1,018	2,048
Cost or valuation
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	3,916	4,953
Additions	159	571
Disposals	(210)	(135)
Impairment		(1,473)
Balance at the end	3,865	3,916
Cost or valuation | Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning		1,473
Impairment		(1,473)
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	3,916	3,480
Additions	159	571
Disposals	(210)	(135)
Balance at the end	3,865	3,916
Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(1,868)	(745)
Amortization charge	1,164	1,195
Disposals	185	72
Balance at the end	(2,847)	(1,868)
Amortization | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning	(1,868)	(745)
Amortization charge	1,164	1,195
Disposals	185	72
Balance at the end	£ (2,847)	£ (1,868)